Capital Stock and Warrants (Details) - AmpliPhi Biosciences Corporation [Member] - USD ($)							12 Months Ended
	Oct. 16, 2018	Sep. 19, 2018	Mar. 22, 2018	Jan. 12, 2018	Sep. 19, 2017	May 10, 2017	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Sale of stock, number of shares sold in transaction			2,743,640	4,000,000
Sale of stock, price per share			$ 1.10	$ 1.00
Proceeds from equity offerings, net			$ 2,800,000	$ 3,400,000			$ 12,248,000	$ 9,353,000
Proceeds from equity offerings, gross			$ 3,000,000	$ 4,000,000
Value of common stock issued								$ 519,000
Common stock closing price							$ 0.21
Warrants exercised							217,400	226,664
Proceeds from exercises of warrants							$ 198,000	$ 130,000
Warrants expired during period							28,331	17,683
Weighted Average [Member]
Class of Stock [Line Items]
Exercise price of warrants							$ 1.08
Common Stock Issuance Agreement [Member]
Class of Stock [Line Items]
Capital raised limit for Price Protection Obligation							$ 10.0
CSIA Second Issuance [Member]
Class of Stock [Line Items]
Shares issued per agreement		523,210
Value of common stock issued					$ 519,000
Common stock closing price					$ 0.99
CSIA Second Issuance [Member] | General and administrative expense [Member]
Class of Stock [Line Items]
Charges related to common stock included in general and administrative expense								$ 519,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued per agreement								523,210
Value of common stock issued								$ 5,000
Public Offering of Warrants and Common Stock [Member]
Class of Stock [Line Items]
Sale of stock, number of shares sold in transaction	14,875,000					2,584,085
Proceeds from equity offerings, net	$ 5,800,000					$ 9,400,000
Costs related to equity offerings						$ 1,200,000
Public Offering of Warrants and Common Stock [Member] | Pre-Funded Warrant [Member]
Class of Stock [Line Items]
Number of securities called by warrants	2,125,000					4,483,334
Sale of stock, price per share	$ 0.39
Number of shares called by each warrant	1					1
Exercise price of warrants	$ 0.01					$ 0.01
Combined warrant and stock price per unit						$ 1.49
Public Offering of Warrants and Common Stock [Member] | Common Warrant [Member]
Class of Stock [Line Items]
Number of securities called by warrants	17,500,000					8,000,000
Sale of stock, price per share	$ 0.40
Exercise price of warrants	$ 0.40					$ 1.50
Expiration term of warrants, period following effective date of warrants	5 years					5 years
Combined warrant and stock price per unit						$ 1.50